Quarterly Operating Results (Unaudited) (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended											12 Months Ended
	Mar. 28, 2014		Dec. 31, 2013	Sep. 27, 2013	Jun. 28, 2013	Mar. 29, 2013		Dec. 31, 2012	Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Net sales	$ 1,430.1		$ 1,661.3	$ 1,557.1	$ 1,659.1	$ 1,543.7		$ 1,622.2	$ 1,512.6	$ 1,475.2	$ 1,449.5	$ 6,421.2		$ 6,059.5		$ 5,808.2
Gross profit	132.1		193.8	160.2	192.8	156.9		136.7	165.4	173.7	149.1	703.7		624.9		594.3
Net income (loss) attributable to Company common shareholders	(315.4)		13.8	5.7	8.2	(45.8)		(15.7)	(22.9)	17.7	24.9	(18.1)		4.0		54.5
Net income (loss) attributable to Company common shareholders-for diluted EPS computation	$ (315.4)	[1]	$ 13.9	$ 5.8	$ 8.3	$ (45.8)	[1]	$ (15.7)	$ (22.8)	$ 17.8	$ 25.0	$ (18.1)	[1]	$ 4.3	[1]	$ 54.8	[1]
Earnings (loss) per common share-basic (usd per share)	$ (6.42)	[2]	$ 0.28	$ 0.11	$ 0.17	$ (0.92)	[2]	$ (0.32)	$ (0.46)	$ 0.36	$ 0.50	$ (0.37)	[3]	$ 0.08	[3]	$ 1.05	[3]
Earnings (loss) per common share-assuming dilution (usd per share)	$ (6.42)		$ 0.27	$ 0.11	$ 0.16	$ (0.92)		$ (0.32)	$ (0.46)	$ 0.35	$ 0.49	$ (0.37)		$ 0.08		$ 1.02

[1]	Numerator
[2]	Under the two-class method, earnings (loss) per share - basic reflects undistributed earnings per share for both common stock and unvested share-based payment awards (restricted stock).
[3]	Under the two class method, Earnings per share - basic reflects undistributed earnings per share for both common stock and unvested share-based payment awards (restricted stock).